CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2020
CONCENTRATION OF RISK
CONCENTRATION OF RISK

3.          CONCENTRATION OF RISK

(a)    Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, available-for-sale investments and amounts due from related parties. As of December 31, 2019 and 2020, RMB 28,561,000 and RMB 17,369,000 (US$2,662,000), respectively, were deposited with major financial institutions located in the PRC, RMB2,525,000 and RMB 1,297,000 (US$199,000), respectively, were deposited with in the major financial institutions located in the Hong Kong Special Administration Region, RMB3,649,000 and RMB4,694,000 (US$719,000), respectively, were deposited with major financial institutions located in the UK, RMB6,409,000 and RMB7,931,000  (US$1,215,000), respectively were held in major financial institutions in the United States of America. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law.  Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy.  In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have been significant competitors against Chinese banks in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006.  Therefore, the risk of bankruptcy of those Chinese banks in which the Group has deposits has increased.  In the event of bankruptcy of one of the banks which holds the Group's deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws.

(b)    Business, supplier, customer, and economic risk

The Group participates in a relatively young and dynamic industry that is heavily reliant and also susceptible to complementary and/or competitive technological advancements.  The Group believes that changes in any of the following areas could have a material adverse effect on the Group's future financial position, results of operations or cash flows:

(i)Business Risk - Third parties may develop technological or business model innovations that address content delivery requirements in a manner that is, or is perceived to be, equivalent or superior to the Group's services.  If competitors introduce new products or services that compete with, or surpass the quality, price or performance of the Group's services, the Group may be unable to renew its agreements with existing customers or attract new customers at the prices and levels that allow the Group to generate reasonable rates of return on its investment.

(ii)Supplier Risk - Changes in key telecommunications resources suppliers and certain strategic relationships with telecom carriers. The Group's operations are dependent upon communications capacity provided by the third-party telecom carriers and third-party controlled end-user access network.  There can be no assurance that the Group are adequately prepared for unexpected increases in bandwidth demands by its customers.  The communications capacity the Group has leased may become unavailable for a variety of reasons, such as physical interruption, technical difficulties, contractual disputes, or the financial health of its third-party providers.  Any failure of these network providers to provide the capacity the Group requires may result in a reduction in, or interruption of, service to its customers. Details of the purchase from suppliers accounting for 10% or more of total purchase cost are as follows:

	Years as of December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Supplier A	133,550	59,465	*	*
Supplier B	92,291	49,802	63,608	9,748
Supplier C	*	91,268	*	*
Supplier D	*	*	13,833	2,120
Supplier E	*	*	12,431	1,905

Details of the accounts payable for purchases accounting  for 10% or more of total cost are as follow:

	Years as of December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Supplier A	48,229	*	*
Supplier B	41,104	28,929	4,433
Supplier C	23,456	*	*
Supplier D	*	12,853	1,970
Supplier E	*	6,290	964

*not greater than 10%

(iii)Customer Risk - Revenue concentration on certain customers. The success of the Group’s business going forward will rely in part on Group’s ability to continue to obtain and expand business from existing customers while also attracting new customers. Although the Group has a diversified base of customers covering its one class of services, such as, web page content services; file transfer services; rich media streaming service; guaranteed application services; managed internet data services; cloud hosting services; content bridging services; mobile internet solution; and value-added services, the Group does depend on a limited number of customers for a substantial portion of their revenue, and the loss of, or a significant shortfall in demand from, these customers could significantly harm the Group’s results of operations. Details of the revenues for customers accounting for 10% or more of total revenues are as follows:

	Years as of December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000
Customer E	503,676	520,358	*	*
Customer F	*	*	54,389	8,335

Details of the accounts receivables for customers accounting for 10% or more of total accounts receivable are as follows:

	Years as of December 31,
	2019	2020
	RMB’000	RMB’000	US$’000
Customer E	37,254	*	*
Customer F	*	17,706	2,713

(iv)         Emerging or unproven business models of customers.  Many of the Group's existing and potential customers are pursuing emerging or unproven business models which, if unsuccessful, could lead to a substantial decline in demand for the Group's services, and the Group's growth and prospects may be materially and adversely affected.

(v)          Political, economic and social uncertainties.  The Group's operations could be adversely affected by significant political, economic and social uncertainties in the PRC.  Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

(vi)          Regulatory restrictions. The applicable PRC laws, rules and regulations currently prohibit foreign ownership of companies that provide content and application delivery services. Accordingly, both the Company’s subsidiaries, ChinaCache Beijing and Xin Run are currently ineligible to apply for the required licenses for providing content and application delivery services in China. As a result, the Company operates its business in the PRC through its VIEs, which holds the licenses and permits required to provide content and application delivery services in the PRC. The PRC Government may also choose at any time to block access to the Company's customers’ content which could also materially impact the Company's ability to generate revenue.

(c)    Currency convertibility risk

Half of the Group's businesses are transacted in RMB, which is not freely convertible into foreign currencies.  On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China.  However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.  Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(d)    Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The depreciation/(appreciation) of the RMB against US$ was approximately 5.7%, 1.3% and (6.27%) in the years ended December 31, 2018, 2019 and 2020, respectively. Most of revenues and costs of the Company are denominated in RMB, while a portion of cash and cash equivalents, short-term financial assets and investments denominated in U.S. dollars. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.